UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (98.8%)

Adams County OH School Dist. GO	5.550%	12/1/2009	(1)	$1,000	$1,043
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron Medical Center)	5.500%	1/1/2008	(2)	1,000	1,003
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron Medical Center)	5.375%	1/1/2017	(2)	3,000	3,177
Akron OH GO	5.500%	12/1/2018	(1)	1,315	1,469
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/2018	(3)	1,240	1,364
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/2019	(3)	2,515	2,757
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2014	(2)	2,625	2,879
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2015	(2)	2,865	3,118
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2016	(2)	1,015	1,105
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2017	(3)	1,300	1,478
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2018	(3)	1,300	1,476
Athens OH City School Dist. GO	6.650%	12/1/2013	(4)	640	782
Athens OH City School Dist. GO	6.650%	12/1/2014	(4)	680	839
Athens OH City School Dist. GO	6.650%	12/1/2015	(4)	725	904
Athens OH City School Dist. GO	6.650%	12/1/2016	(4)	770	970
Aurora County OH School Dist. GO	5.800%	12/1/2005	(3)(Prere.)	3,000	3,137
Avon OH Local School Dist. GO	5.250%	12/1/2023	(1)	745	809
Avon OH Local School Dist. GO	5.250%	12/1/2029	(1)	2,400	2,568
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2012	(3)	750	848
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2013	(3)	2,250	2,538
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2014	(3)	1,190	1,343
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2015	(3)	500	562
Butler County OH GO	5.250%	12/1/2016		1,570	1,731
Butler County OH GO	5.250%	12/1/2017		1,655	1,820
Butler County OH Sewer System Rev.	5.375%	12/1/2015	(3)	1,230	1,357
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2011	(4)	4,000	4,435
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2012	(4)	2,320	2,572
Canal Winchester OH Local School Dist. GO	6.000%	12/1/2013	(3)	1,680	1,975
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2017	(3)	805	902
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2018	(3)	950	1,062
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2019	(3)	1,080	1,207
Canton OH (Water Works System) GO	5.750%	12/1/2010	(2)	1,000	1,045
Canton OH (Water Works System) GO	5.850%	12/1/2015	(2)	1,000	1,043
Chillicothe OH City School Dist.	5.250%	12/1/2025	(3)	1,745	1,899
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/2015	(1)	3,350	3,731
Cincinnati OH Water System Rev.	5.500%	12/1/2013		1,380	1,542
Cincinnati OH Water System Rev.	5.500%	12/1/2015		2,000	2,228
Cleveland OH Airport System Rev.	5.250%	1/1/2012	(4)	4,985	5,342
Cleveland OH GO	5.375%	9/1/2010	(2)	1,000	1,110
Cleveland OH GO	5.500%	12/1/2011	(3)	1,340	1,501
Cleveland OH GO	5.375%	9/1/2012	(2)	1,000	1,123
Cleveland OH GO	5.500%	12/1/2012	(3)	1,415	1,590
Cleveland OH GO	5.500%	12/1/2020	(3)	1,135	1,261
Cleveland OH GO	5.250%	8/1/2021	(3)	2,400	2,613
Cleveland OH Public Power System Rev.	5.250%	11/15/2016	(1)	5,950	6,296
Cleveland OH School Dist. GO	0.000%	12/1/2008	(3)(ETM)	400	359
Cleveland OH State Univ. Rev.	5.250%	6/1/2019	(3)	2,825	3,103
Cleveland OH State Univ. Rev.	5.250%	6/1/2024	(3)	1,000	1,085
Cleveland OH Water Works Rev.	5.500%	1/1/2021	(1)*	9,635	11,121
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/2024	(4)	2,390	2,609
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/2028	(4)	2,070	2,239
Columbus OH Regional Airport Auth. Airport Refunding Rev.	5.500%	1/1/2017	(3)	1,385	1,520
Columbus OH Regional Airport Auth. Airport Refunding Rev.	5.500%	1/1/2018	(3)	1,455	1,595
Columbus OH Regional Airport Auth. Airport Refunding Rev.	5.500%	1/1/2019	(3)	1,000	1,094
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2012		2,000	2,256
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2013		2,000	2,256
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2014		2,000	2,256
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2015		1,710	1,925
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.375%	1/15/2009	(1)	3,500	3,651
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.500%	1/15/2019	(1)	7,545	7,861
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	1.850%	3/1/2005		1,000	1,000
Defiance OH Waterworks System GO	5.650%	12/1/2018	(2)	1,130	1,251
Dublin County OH Variable Purpose GO	5.000%	12/1/2020		2,500	2,652
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/2022		1,750	1,826
Fairborn OH City School Dist. School Improvement GO	6.400%	12/1/2015	(4)	500	585
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/2016	(3)	1,840	2,063
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/2020	(3)	1,200	1,322
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/2015	(1)	3,000	3,325
Franklin County OH Convention Center Rev.	0.000%	12/1/2007	(1)	4,355	4,036
Franklin County OH GO	5.375%	12/1/2020		4,255	4,651
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/2013	(2)	2,000	2,143
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/2018	(1)	1,640	1,835
Greater Cleveland OH Regional Transp. Auth. GO	5.650%	12/1/2006	(3)(Prere.)	1,000	1,063
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/2008	(3)(Prere.)	1,665	1,831
Greene County OH Sewer System Rev.	5.125%	12/1/2020	(1)	2,000	2,145
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2020	(3)	1,185	1,297
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2021	(3)	1,245	1,359
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2023	(3)	1,380	1,500
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2024	(3)	1,455	1,576
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/2009	(1)	2,000	2,129
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.375%	5/15/2013	(1)	2,235	2,420
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2019	(3)	2,865	3,205
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2020	(3)	3,020	3,369
Hamilton County OH Sales Tax Rev.	0.000%	12/1/2028	(2)	9,915	3,054
Hamilton County OH Sales Tax Rev. (Hamilton County Football)	5.500%	6/1/2008	(1)(Prere.)	575	629
Hamilton County OH Sewer System Rev.	5.450%	12/1/2009	(3)	3,250	3,591
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010	(1)(Prere.)	965	1,090
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010	(1)(Prere.)	755	854
Hamilton County OH Sewer System Rev.	5.250%	12/1/2018	(1)	1,355	1,490
Hamilton County OH Sewer System Rev.	5.250%	12/1/2019	(1)	1,000	1,097
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/2017	(4)	1,510	1,717
Hilliard OH School Dist. GO	5.750%	12/1/2005	(3)(Prere.)	2,000	2,091
Hilliard OH School Dist. GO	0.000%	12/1/2012	(3)	3,220	2,408
Hilliard OH School Dist. GO	0.000%	12/1/2013	(3)	3,220	2,292
Hilliard OH School Dist. GO	0.000%	12/1/2014	(3)	2,720	1,840
Hilliard OH School Dist. GO	0.000%	12/1/2015	(3)	3,720	2,389
Hilliard OH School Dist. GO	5.250%	12/1/2016	(3)	2,000	2,209
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/2015		1,295	1,453
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	12/1/2026	(3)	4,350	4,714
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)	5.375%	8/15/2015	(2)	2,900	3,124
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/2021	(3)	1,000	1,121
Logan Hocking OH Local School Dist. GO	5.500%	12/1/2018	(1)	1,675	1,872
Lorain County OH GO	5.500%	12/1/2017	(3)	1,000	1,123
Lorain County OH GO	5.500%	12/1/2022	(3)	1,500	1,676
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2008	(1)	1,250	1,363
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2014	(1)	3,290	3,559
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014	(1)(ETM)	5,360	5,748
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014	(1)	640	684
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2015	(2)	2,500	2,773
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2017	(2)	2,075	2,297
Mad River OH Local School Dist. GO	5.750%	12/1/2016	(3)	1,195	1,370
Madison OH Local School Dist. Butler County GO	5.750%	12/1/2026	(1)	750	837
Mahoning Valley OH Sanitation Dist. Water Rev.	5.750%	11/15/2018	(4)	1,300	1,454
Marion OH GO	5.400%	12/1/2020	(1)	1,000	1,114
Mason OH City School Dist. School Improvement GO	5.375%	12/1/2015		4,095	4,561
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/2020	(2)	2,000	2,187
Middletown OH GO	5.750%	12/1/2019	(3)	2,500	2,798
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2016	(4)	1,425	1,641
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2017	(4)	1,600	1,843
Montgomery County OH GO	5.500%	12/1/2019		1,165	1,301
Montgomery County OH Rev. (Catholic Health Initiative)	5.500%	9/1/2015		3,270	3,580
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030		7,630	7,844
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2011	(2)	1,200	941
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2012	(2)	1,700	1,271
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2014	(3)	1,215	1,354
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2016	(3)	1,355	1,507
Northeast Ohio Regional Sewer Dist. Rev.	5.600%	11/15/2013	(2)	1,880	1,941
Northeast Ohio Regional Sewer Dist. Rev.	5.600%	11/15/2014	(2)	1,500	1,549
Oak Hills OH Local School Dist. GO	7.200%	12/1/2009	(1)	1,625	1,912
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	4/1/2016	(4)	1,000	1,115
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2010	(Prere.)	2,000	2,267
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2014		1,585	1,768
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2015		1,500	1,668
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2017	(4)	1,305	1,455
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2018	(4)	1,380	1,538
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/2019		5,000	5,598
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	6.500%	10/1/2020		250	310
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.830%	3/1/2005		7,800	7,800
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/2014		1,000	1,127
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.750%	4/1/2019	(1)	4,000	4,302
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/2020	(1)	2,875	3,210
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/2033		5,000	5,173
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.000%	12/1/2006	(3)	1,000	955
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2013	(2)	2,900	3,232
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2016	(2)	1,795	1,987
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/2011	(1)	2,000	2,177
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/2017	(1)	2,200	2,351
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/2022	(1)	6,250	6,660
Ohio Housing Finance Agency Mortgage Rev.	5.025%	3/1/2021		70	71
Ohio Housing Finance Agency Mortgage Rev.	5.450%	9/1/2031		1,755	1,811
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/2032		3,445	3,601
Ohio PCR (General Motors Corp.)	5.625%	3/1/2015		3,000	3,202
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		300	300
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007		2,500	2,571
Ohio State Parks & Recreation Capital Fac. Rev.	5.500%	12/1/2014		500	557
Ohio State Parks & Recreation Capital Fac. Rev.	5.500%	12/1/2015		2,245	2,493
Ohio State Univ. General Receipts Rev.	5.750%	12/1/2013		1,000	1,117
Ohio State Univ. General Receipts Rev.	5.250%	6/1/2023		3,000	3,262
Ohio State Univ. General Receipts Rev. VRDO	1.860%	3/7/2005		3,000	3,000
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2018		3,150	3,481
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2019		2,235	2,470
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2020		1,570	1,728
Ohio Water Dev. Auth. PCR	5.125%	6/1/2019	(1)	1,900	2,019
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2018		2,100	2,318
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2020		2,170	2,391
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	(4)	1,215	1,415
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	12/1/2022		2,735	3,013
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/2009	(2)(ETM)	1,500	1,655
Ohio Water Dev. Auth. Rev. (Pure Water)	5.500%	12/1/2011	(2)	250	253
Olentangy OH Local School Dist. GO	5.500%	12/1/2016	(4)	1,230	1,376
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2019	(3)	1,000	1,126
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2019	(3)	1,300	1,463
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2020	(3)	1,000	1,124
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2020	(3)	2,750	3,091
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.250%	12/1/2021	(3)	1,400	1,534
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.250%	11/1/2013		2,000	2,095
Perrysburg OH Exempted Village School Dist. GO	5.750%	12/1/2013	(4)	1,385	1,604
Plain OH Local School Dist. GO	5.500%	12/1/2017	(3)	1,175	1,312
Reynoldsburg OH School Dist. GO	0.000%	12/1/2009	(3)	1,465	1,257
Reynoldsburg OH School Dist. GO	0.000%	12/1/2010	(3)	1,465	1,202
Richland County OH GO	6.950%	12/1/2011	(2)	450	474
Richland County OH GO	5.400%	12/1/2015	(2)	1,120	1,165
Rocky River OH City School Dist. GO	5.375%	12/1/2017		2,200	2,490
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2019	(1)	1,215	1,332
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2020	(1)	1,460	1,596
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2021	(1)	1,625	1,771
Summit County OH GO	6.250%	12/1/2010	(3)(Prere.)	1,420	1,661
Summit County OH GO	6.500%	12/1/2010	(3)(Prere.)	2,000	2,365
Summit County OH GO	5.750%	12/1/2012	(3)(Prere.)	1,800	2,093
Summit County OH GO	5.750%	12/1/2012	(3)(Prere.)	1,910	2,221
Summit County OH GO	5.750%	12/1/2012	(3)(Prere.)	2,020	2,349
Summit County OH GO	5.750%	12/1/2012	(3)(Prere.)	1,420	1,651
Summit County OH GO	5.750%	12/1/2012	(3)(Prere.)	1,595	1,855
Summit County OH GO	5.500%	12/1/2019	(3)	1,000	1,163
Summit County OH GO	5.500%	12/1/2020	(3)	1,725	2,010
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/2011	(3)(Prere.)	1,015	1,155
Tri Valley OH Local School Dist. GO	5.500%	12/1/2016	(3)	1,255	1,438
Tri Valley OH Local School Dist. GO	5.500%	12/1/2019	(3)	1,785	2,072
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/2010	(3)(Prere.)	2,545	2,847
Univ. of Cincinnati OH COP	5.500%	6/1/2014	(1)	1,000	1,114
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2017		2,000	2,178
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2017	(3)	1,285	1,460
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2018		2,595	2,823
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2018	(3)	1,500	1,701
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2019	(3)	2,500	2,835
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2020		2,880	3,123
Univ. of Cincinnati OH General Receipts VRDO	1.860%	3/7/2005	(2)	1,000	1,000
Univ. of Toledo OH General Receipts	5.250%	6/1/2014	(3)	975	1,073
Univ. of Toledo OH General Receipts	5.250%	6/1/2015	(3)	1,025	1,123
Univ. of Toledo OH General Receipts	5.250%	6/1/2016	(3)	1,080	1,183
Univ. of Toledo OH General Receipts VRDO	1.800%	3/1/2005	(3)	7,150	7,150
Westerville OH City School Dist. GO	5.500%	6/1/2011	(1)(Prere.)	2,000	2,249
Westerville OH City School Dist. GO	5.500%	6/1/2011	(1)(Prere.)	1,225	1,377
Woodridge OH School Dist. GO	6.800%	12/1/2014	(2)	2,000	2,406
Wooster OH School Dist. GO	0.000%	12/1/2009	(4)	2,195	1,883
Wooster OH School Dist. GO	0.000%	12/1/2010	(4)	2,265	1,859
Wooster OH School Dist. GO	0.000%	12/1/2011	(4)	2,315	1,816
Outside Ohio:
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022	(1)	2,000	2,283
Puerto Rico GO	5.500%	7/1/2018	(4)	2,000	2,335
Puerto Rico GO	5.500%	7/1/2020	(3)	1,000	1,173
Puerto Rico GO	5.500%	7/1/2020	(1)	1,600	1,877
Puerto Rico GO	5.500%	7/1/2029		1,500	1,687
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2021		3,400	3,755
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2023	(4)	4,000	4,688
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005	(2)	200	200
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019	(4)	3,000	3,310
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020	(4)	2,500	2,756
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2021	(1)	2,000	2,344
Puerto Rico Public Finance Corp.	5.500%	2/1/2012	(Prere.)	3,005	3,379
Puerto Rico Public Finance Corp.	6.000%	8/1/2026		5,875	7,024
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	(ETM)	305	371
Puerto Rico Public Finance Corp.	5.500%	8/1/2029		995	1,063
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2017		2,000	2,156

TOTAL MUNICIPAL BONDS
(Cost $474,617)					505,397

OTHER ASSETS AND LIABILITIES — NET (1.2%)					6,211

NET ASSETS (100%)					$511,608

*Securities with a value of $577,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $476,117,000. Net unrealized appreciation of investment securities for tax purposes was $29,280,000, consisting of unrealized gains of $29,450,000 on securities that had risen in value since their purchase and $170,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

20-Year U.S. Treasury Bond	120	$13,481	($143)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.